UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:           June 30, 2005
                                                          ----------------------


 Check here if Amendment [|_|]; Amendment Number:
                                                            --------
  This Amendment (Check only one.):         [|_|] is a restatement.
                                            [|_|] adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:         Strome Investment Management, L.P.
               ---------------------------------------------------
 Address:      100 Wilshire Blvd., 15th Floor
               ---------------------------------------------------
               Santa Monica, CA 90401
               ---------------------------------------------------

               ---------------------------------------------------

 Form 13F File Number:  28-      04963
                                 ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:         Jeffrey S. Lambert
               ---------------------------------------------------
 Title:        Chief Operating Officer
               ---------------------------------------------------
 Phone:        310-752-1402
               ---------------------------------------------------

Signature, Place, and Date of Signing:

          /s/ Jeffrey S. Lambert            Santa Monica, CA           8/8/2005
        --------------------------  --------------------------------  ----------
                [Signature]                  [City, State]              [Date]

Report Type: (Check only one.):

[|X|] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[|_|] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[|_|] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                 1
                                                    --------------------

Form 13F Information Table Entry Total:                           45
                                                    --------------------

Form 13F Information Table value Total:            $         124,051
                                                    --------------------
                                                        (thousands)


List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.     13F File No.   Name

01      28-4168        Mark Strome

                                                                                           INVESTMENT DISCRETION    VOTING AUTHORITY
                                                                  MARKET VALUE           ------------------------- ------------ ----
SECURITY                       Title                CUSIP     (x1000)    QUANTITY  TYPE   SOLE   SHARE  OTHER MGRS SOLE  SHARE  NONE
-----------------------------                     ---------  ---------  ----------       ------- -----  ---------- ---- ------- ----
CROSSTEX ENERGY LP             COM                22765U102    3,807      100,060   SH   100,060            01          100,060
ENTERPRISE PRODUCTS PARTNERS   COM                293792107    1,340       50,000   SH   50,000             01           50,000
INERGY LP                      COM                456615103    2,816       90,000   SH   90,000             01           90,000
INERGY HOLDINGS LP             COM                45661Q107    1,638       60,000   SH   60,000             01           60,000
MAGELLAN MIDSTREAM PARTNERS    COM                559080106    8,523      260,000   SH   260,000            01          260,000
NATURAL RESOURCE PARTNERS LP   COM                63900P103    9,278      160,000   SH   160,000            01          160,000
PACIFIC ENERGY PARTNERS LP     COM                69422R105     794        25,000   SH   25,000             01           25,000
PLAINS ALL AMER PIPELINE LP    COM                726503105    8,333      190,000   SH   190,000            01          190,000
TEPPCO PARTNERS LP             COM                872384102    2,445       59,000   SH   59,000             01           59,000
TRANSMONTAIGNE PARTNERS LP     COM                89376V100    1,533       60,500   SH   60,500             01           60,500
VALERO LP                      COM                91913W104     602        10,000   SH   10,000             01           10,000
TEEKAY LNG PARTNERS LP         COM                Y8564M105    4,230      150,000   SH   150,000            01          150,000
ALLIED HEALTHCARE INTL INC     COM                01923A109     708       100,000   SH   100,000            01          100,000
AMGEN INC                      COM                 31162100    7,558      125,000   SH   125,000            01          125,000
ATWOOD OCEANICS INC            COM                 50095108     923        15,000   SH   15,000             01           15,000
CABOT MICROELECTRONICS CORP    COM                12709P103    1,450       50,000   SH   50,000             01           50,000
CAMECO CORP                    COM                13321L108    11,188     250,000   SH   250,000            01          250,000
CHESAPEAKE ENERGY CORP         COM                165167107    6,840      300,000   SH   300,000            01          300,000
CROSSTEX ENERGY INC            COM                22765Y104    2,898       60,000   SH   60,000             01           60,000
ENTREMED INC                   COM                29382F103     810       350,800   SH   350,800            01          350,800
FIRST AVENUE NETWORKS INC      COM                31865X106     574        87,000   SH   87,000             01           87,000
GERON CORP                     COM                374163103    1,742      225,000   SH   225,000            01          225,000
IBASIS INC                     COM                450732102    1,768      650,000   SH   650,000            01          650,000
JUNIPER NETWORKS INC           COM                48203R104    3,148      125,000   SH   125,000            01          125,000
KFX INC                        COM                48245L107    7,288      510,000   SH   510,000            01          510,000
MEDAREX INC                    COM                583916101     415        50,000   SH   50,000             01           50,000
PETROHAWK ENERGY CORP          COM                716495106    1,620      150,000   SH   150,000            01          150,000
RESOURCE AMERICA INC-CL A      COM                761195205     963        25,000   SH   25,000             01           25,000
SCHLUMBERGER LTD               COM                806857108    1,899       25,000   SH   25,000             01           25,000
TALISMAN ENERGY INC            COM                87425E103    4,002      106,530   SH   106,530            01          106,530
TRANSMONTAIGNE INC             COM                893934109     315        30,000   SH   30,000             01           30,000
VERISIGN INC                   COM                92343E102    6,471      225,000   SH   225,000            01          225,000
XTO ENERGY INC                 COM                98385X106    2,549       75,000   SH   75,000             01           75,000
YAHOO! INC                     COM                984332106    6,064      175,000   SH   175,000            01          175,000
ARIES MARITIME TRANSPORT LTD   COM                G0474B105    1,103       88,200   SH   88,200             01           88,200
WESTERN SILVER CORP            COM                959531104     870       100,000   SH   100,000            01          100,000
RANDGOLD RESOURCES LTD-ADR     COM                752344309    4,218      300,000   SH   300,000            01          300,000

TOTAL COMMON STOCKS                                           122,723


CALL MORGAN STANLEY            CALL 60.0 07/16/05 6174469G6      9         1,750    CALL  1,750             01           1,750
CALL MORGAN STANLEY            CALL 65.0 07/16/05  99MWDGO       3         1,000    CALL  1,000             01           1,000
CALL CAMECO CORP               CALL 45.0 09/17/05 13321L9I1     495        1,500    CALL  1,500             01           1,500
CALL AMGEN INC                 CALL 65.0 10/22/05 44299W9J8      49         500     CALL   500              01            500
CALL CAMECO CORP               CALL 50.0 12/17/05 13321L9L4     155         500     CALL   500              01            500
CALL VERISIGN INC              CALL 35.0 12/17/05 9E599W9L3     110        1,000    CALL  1,000             01           1,000
CALL YAHOO! INC                CALL 40.0 01/21/06 9843329A6     214        1,500    CALL  1,500             01           1,500
CALL AMGEN INC                 CALL 65.0 01/21/06  99YAAAM      293        1,500    CALL  1,500             01           1,500

TOTAL EQUITY CALL OPTIONS                                      1,328

                                                              124,051
                                                              =======
